Prepayments and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2014
Prepayments and Other Receivables [Abstract]
Schedule of Prepayments and Other Receivables	Prepayments and other receivables consisted of the following:
	December 31,2014		December 31,2013
	RMB	US$	RMB
Prepayments	524	84	593
Other receivables	18,248	2,941	25,514
	18,772	3,025	26,107